JOINT VENTURES AND ASSOCIATES - Share of profit or loss of joint ventures and affiliates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ 1,198,628	$ 1,144,418	$ 997,429
Trigall Genetics S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	103,703	670,065	270,579
Synertech Industrias S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	564,598	856,006	708,550
Moolec Science Ltd
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates		(383,447)
Moolec Science S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	467,714
Indrasa Biotecnologia S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ 62,613	$ 1,794	$ 18,300